Schedule of Investments (unaudited)	iShares® Global Timber & Forestry ETF
December 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 11.3%
Dexco SA	538,192	$894,710
Klabin SA	1,793,201	8,202,628
Suzano SA	1,329,792	15,143,446
		24,240,784
Canada — 8.7%
Canfor Corp.(a)	163,666	2,204,776
Interfor Corp.(a)	149,963	2,657,357
Stella-Jones Inc.	72,473	4,218,043
West Fraser Timber Co. Ltd.	113,422	9,703,421
		18,783,597
Chile — 3.2%
Empresas CMPC SA	1,603,259	3,093,654
Empresas Copec SA	530,474	3,859,591
		6,953,245
China — 1.2%
Nine Dragons Paper Holdings Ltd.(a)	3,693,000	1,819,477
Shandong Sun Paper Industry JSC Ltd., Class A	488,800	834,703
		2,654,180
Finland — 9.3%
Stora Enso OYJ, Class R	823,677	11,412,503
UPM-Kymmene OYJ	226,993	8,562,329
		19,974,832
Ireland — 5.8%
Smurfit Kappa Group PLC	314,683	12,474,194

Japan — 8.3%
Daio Paper Corp.	172,400	1,370,876
Nippon Paper Industries Co. Ltd.(a)	254,200	2,274,688
Oji Holdings Corp.	1,478,500	5,683,219
Sumitomo Forestry Co. Ltd.	285,300	8,476,559
		17,805,342
Portugal — 1.0%
Altri SGPS SA	179,389	913,382
Navigator Co. SA (The)	310,967	1,219,883
		2,133,265
Saudi Arabia — 0.2%
Middle East Paper Co.	45,750	415,394

South Africa — 1.4%
Sappi Ltd.	1,220,153	2,948,245

Spain — 0.6%
Ence Energia y Celulosa SA(b)	382,276	1,198,280

Sweden — 13.0%
Billerud AB	320,153	3,262,794
Security	Shares	Value

Sweden (continued)
Holmen AB, Class B	202,536	$8,554,476
Svenska Cellulosa AB SCA, Class B	1,075,113	16,150,848
		27,968,118
Taiwan — 1.9%
Cheng Loong Corp.	1,405,000	1,361,053
Chung Hwa Pulp Corp.	1,013,000	776,143
YFY Inc.	1,912,000	2,029,188
		4,166,384
United Kingdom — 4.0%
Mondi PLC	434,532	8,501,490

United States — 29.4%
Clearwater Paper Corp.(a)	24,141	871,973
International Paper Co.	347,394	12,558,293
Mercer International Inc.	127,988	1,213,326
PotlatchDeltic Corp.	193,807	9,515,924
Rayonier Inc.	292,973	9,788,228
Sylvamo Corp.	77,221	3,792,323
Westrock Co.	197,439	8,197,667
Weyerhaeuser Co.	497,014	17,281,177
		63,218,911

Total Long-Term Investments — 99.3%
(Cost: $206,953,658)		213,436,261

Short-Term Securities

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(c)(d)(e)	117,490	117,560
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.33%(c)(d)	270,000	270,000

Total Short-Term Securities — 0.2%
(Cost: $387,549)		387,560

Total Investments — 99.5%
(Cost: $207,341,207)		213,823,821

Other Assets Less Liabilities — 0.5%		1,140,012

Net Assets — 100.0%		$214,963,833

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® Global Timber & Forestry ETF
December 31, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/23	Shares Held at 12/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$666,559	$—		$(549,170	)(a)	$(78)	$249	$117,560	117,490	$20,234	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	260,000	10,000	(a)	—		—	—	270,000	270,000	6,194		—
						$(78)	$249	$387,560		$26,428		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Russell 1000 Value Index	18	03/15/24	$1,479	$44,271

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$91,903,998	$121,532,263	$—	$213,436,261
Short-Term Securities
Money Market Funds	387,560	—	—	387,560
	$92,291,558	$121,532,263	$—	$213,823,821

Schedule of Investments (unaudited) (continued)	iShares® Global Timber & Forestry ETF
December 31, 2023

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Equity Contracts	$44,271	$—	$—	$44,271

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

JSC	Joint Stock Company

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